Distribution Date:	05/16/25	BBCMS Mortgage Trust 2019-C5
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2019-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Cash Flows	6		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Balances	7		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	15-17
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05492JAS1	2.094000%	21,460,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05492JAT9	3.043000%	86,300,000.00	23,264,641.53	39.68	58,995.25	0.00	0.00	59,034.93	23,264,601.85	33.04%	30.00%
A-3	05492JAV4	2.805000%	187,000,000.00	187,000,000.00	0.00	437,112.50	0.00	0.00	437,112.50	187,000,000.00	33.04%	30.00%
A-4	05492JAW2	3.063000%	349,400,000.00	349,400,000.00	0.00	891,843.50	0.00	0.00	891,843.50	349,400,000.00	33.04%	30.00%
A-SB	05492JAU6	2.990000%	30,830,000.00	27,247,727.07	621,977.47	67,892.25	0.00	0.00	689,869.72	26,625,749.60	33.04%	30.00%
A-S	05492JAX0	3.366000%	94,017,000.00	94,017,000.00	0.00	263,717.69	0.00	0.00	263,717.69	94,017,000.00	22.30%	20.25%
B	05492JAY8	3.517000%	40,981,000.00	40,981,000.00	0.00	120,108.48	0.00	0.00	120,108.48	40,981,000.00	17.62%	16.00%
C	05492JAZ5	3.710000%	39,776,000.00	39,776,000.00	0.00	122,974.13	0.00	0.00	122,974.13	39,776,000.00	13.08%	11.88%
D	05492JAA0	2.500000%	25,313,000.00	25,313,000.00	0.00	52,735.42	0.00	0.00	52,735.42	25,313,000.00	10.19%	9.25%
E	05492JAC6	2.500000%	19,285,000.00	19,285,000.00	0.00	40,177.08	0.00	0.00	40,177.08	19,285,000.00	7.98%	7.25%
F	05492JAE2	2.574020%	22,902,000.00	22,902,000.00	0.00	49,125.17	0.00	0.00	49,125.17	22,902,000.00	5.37%	4.88%
G-RR	05492JAG7	3.824020%	9,642,000.00	9,642,000.00	0.00	30,726.00	0.00	0.00	30,726.00	9,642,000.00	4.27%	3.88%
H-RR*	05492JAJ1	3.824020%	37,366,303.00	37,366,303.00	0.00	108,473.81	0.00	0.00	108,473.81	37,366,303.00	0.00%	0.00%
VRR Interest	BCC2M0QM5	3.824020%	37,048,884.73	33,664,801.20	23,898.89	106,871.75	0.00	0.00	130,770.64	33,640,902.31	0.00%	0.00%
R	05492JAR3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05492JAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,001,321,187.73	909,859,472.80	645,916.04	2,350,753.03	0.00	0.00	2,996,669.07	909,213,556.76

X-A	05492JBA9	0.847405%	674,990,000.00	586,912,368.59	0.00	414,460.22	0.00	0.00	414,460.22	586,290,351.45
X-B	05492JBB7	0.344324%	174,774,000.00	174,774,000.00	0.00	50,149.05	0.00	0.00	50,149.05	174,774,000.00
X-D	05492JAL6	1.324020%	44,598,000.00	44,598,000.00	0.00	49,207.19	0.00	0.00	49,207.19	44,598,000.00
X-F	05492JAN2	1.250000%	22,902,000.00	22,902,000.00	0.00	23,856.25	0.00	0.00	23,856.25	22,902,000.00
Notional SubTotal			917,264,000.00	829,186,368.59	0.00	537,672.71	0.00	0.00	537,672.71	828,564,351.45

Deal Distribution Total					645,916.04	2,888,425.74	0.00	0.00	3,534,341.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05492JAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05492JAT9	269.57869676	0.00045979	0.68360660	0.00000000	0.00000000	0.00000000	0.00000000	0.68406640	269.57823696
A-3	05492JAV4	1,000.00000000	0.00000000	2.33750000	0.00000000	0.00000000	0.00000000	0.00000000	2.33750000	1,000.00000000
A-4	05492JAW2	1,000.00000000	0.00000000	2.55250000	0.00000000	0.00000000	0.00000000	0.00000000	2.55250000	1,000.00000000
A-SB	05492JAU6	883.80561369	20.17442329	2.20214888	0.00000000	0.00000000	0.00000000	0.00000000	22.37657217	863.63119040
A-S	05492JAX0	1,000.00000000	0.00000000	2.80500005	0.00000000	0.00000000	0.00000000	0.00000000	2.80500005	1,000.00000000
B	05492JAY8	1,000.00000000	0.00000000	2.93083331	0.00000000	0.00000000	0.00000000	0.00000000	2.93083331	1,000.00000000
C	05492JAZ5	1,000.00000000	0.00000000	3.09166658	0.00000000	0.00000000	0.00000000	0.00000000	3.09166658	1,000.00000000
D	05492JAA0	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
E	05492JAC6	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
F	05492JAE2	1,000.00000000	0.00000000	2.14501659	0.00000000	0.00000000	0.00000000	0.00000000	2.14501659	1,000.00000000
G-RR	05492JAG7	1,000.00000000	0.00000000	3.18668326	0.00000000	0.00000000	0.00000000	0.00000000	3.18668326	1,000.00000000
H-RR	05492JAJ1	1,000.00000000	0.00000000	2.90298481	0.28369839	1.99975015	0.00000000	0.00000000	2.90298481	1,000.00000000
VRR Interest	BCC2M0QM5	908.65896356	0.64506368	2.88461450	0.01099358	0.07749248	0.00000000	0.00000000	3.52967818	908.01389988
R	05492JAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05492JAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05492JBA9	869.51268699	0.00000000	0.61402424	0.00000000	0.00000000	0.00000000	0.00000000	0.61402424	868.59116646
X-B	05492JBB7	1,000.00000000	0.00000000	0.28693656	0.00000000	0.00000000	0.00000000	0.00000000	0.28693656	1,000.00000000
X-D	05492JAL6	1,000.00000000	0.00000000	1.10334970	0.00000000	0.00000000	0.00000000	0.00000000	1.10334970	1,000.00000000
X-F	05492JAN2	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/25 - 04/30/25	30	0.00	58,995.25	0.00	58,995.25	0.00	0.00	0.00	58,995.25	0.00
A-3	04/01/25 - 04/30/25	30	0.00	437,112.50	0.00	437,112.50	0.00	0.00	0.00	437,112.50	0.00
A-4	04/01/25 - 04/30/25	30	0.00	891,843.50	0.00	891,843.50	0.00	0.00	0.00	891,843.50	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	67,892.25	0.00	67,892.25	0.00	0.00	0.00	67,892.25	0.00
X-A	04/01/25 - 04/30/25	30	0.00	414,460.22	0.00	414,460.22	0.00	0.00	0.00	414,460.22	0.00
X-B	04/01/25 - 04/30/25	30	0.00	50,149.05	0.00	50,149.05	0.00	0.00	0.00	50,149.05	0.00
A-S	04/01/25 - 04/30/25	30	0.00	263,717.69	0.00	263,717.69	0.00	0.00	0.00	263,717.69	0.00
B	04/01/25 - 04/30/25	30	0.00	120,108.48	0.00	120,108.48	0.00	0.00	0.00	120,108.48	0.00
C	04/01/25 - 04/30/25	30	0.00	122,974.13	0.00	122,974.13	0.00	0.00	0.00	122,974.13	0.00
X-D	04/01/25 - 04/30/25	30	0.00	49,207.19	0.00	49,207.19	0.00	0.00	0.00	49,207.19	0.00
X-F	04/01/25 - 04/30/25	30	0.00	23,856.25	0.00	23,856.25	0.00	0.00	0.00	23,856.25	0.00
D	04/01/25 - 04/30/25	30	0.00	52,735.42	0.00	52,735.42	0.00	0.00	0.00	52,735.42	0.00
E	04/01/25 - 04/30/25	30	0.00	40,177.08	0.00	40,177.08	0.00	0.00	0.00	40,177.08	0.00
F	04/01/25 - 04/30/25	30	0.00	49,125.17	0.00	49,125.17	0.00	0.00	0.00	49,125.17	0.00
G-RR	04/01/25 - 04/30/25	30	0.00	30,726.00	0.00	30,726.00	0.00	0.00	0.00	30,726.00	0.00
H-RR	04/01/25 - 04/30/25	30	63,918.82	119,074.57	0.00	119,074.57	10,600.76	0.00	0.00	108,473.81	74,723.27
VRR Interest	04/01/25 - 04/30/25	30	2,455.89	107,279.05	0.00	107,279.05	407.30	0.00	0.00	106,871.75	2,871.01
Totals			66,374.71	2,899,433.80	0.00	2,899,433.80	11,008.06	0.00	0.00	2,888,425.74	77,594.28

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information

Total Available Distribution Amount (1)	3,534,341.78
Non-VRR Available Funds	3,403,571.14
VRR Available Funds	130,770.65
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,912,661.87	Master Servicing Fee	5,787.51
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,679.04
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	379.11
ARD Interest	0.00	Operating Advisor Fee	1,192.86
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	189.55
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,912,661.87	Total Fees	13,228.08

Principal		Expenses/Reimbursements
Scheduled Principal	645,916.04	Reimbursement for Interest on Advances	455.98
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,552.08
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	645,916.04	Total Expenses/Reimbursements	11,008.06

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,888,425.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	645,916.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,534,341.78
Total Funds Collected	3,558,577.91	Total Funds Distributed	3,558,577.92

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	909,859,472.80	909,859,472.80	Beginning Certificate Balance	909,859,472.80
(-) Scheduled Principal Collections	645,916.04	645,916.04	(-) Principal Distributions	645,916.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	909,213,556.76	909,213,556.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	909,859,472.83	909,859,472.83	Ending Certificate Balance	909,213,556.76
Ending Actual Collateral Balance	909,213,556.79	909,213,556.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	21,491,302.79	2.36%	53	3.9756	NAP	Defeased	4	21,491,302.79	2.36%	53	3.9756	NAP
$9,999,999 or less	19	111,271,985.72	12.24%	52	3.9221	2.148899	1.39 or less	12	159,857,215.16	17.58%	51	4.0473	1.098464
$10,000,000 to $19,999,999	16	215,689,821.95	23.72%	49	4.0003	2.179332	1.40 to 1.49	1	35,000,000.00	3.85%	48	4.1500	1.420000
$20,000,000 to $29,999,999	12	297,280,373.60	32.70%	52	3.8017	2.583895	1.50 to 1.59	2	5,607,732.27	0.62%	53	4.3584	1.559159
$30,000,000 to $39,999,999	4	136,260,000.00	14.99%	36	4.0666	1.986220	1.60 to 1.69	2	42,546,231.99	4.68%	2	4.5851	1.664088
$40,000,000 to $49,999,999	3	127,220,072.70	13.99%	53	3.3303	2.944115	1.70 to 1.79	6	79,562,087.57	8.75%	43	4.2121	1.758660
$50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.80 to 1.99	7	130,361,008.23	14.34%	53	3.8155	1.841285
Totals	58	909,213,556.76	100.00%	49	3.8414	2.371001	2.00 to 2.49	11	221,159,066.30	24.32%	53	3.8245	2.262953
							2.50 or greater	13	213,628,912.45	23.50%	53	3.3569	4.387222
							Totals	58	909,213,556.76	100.00%	49	3.8414	2.371001
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	21,491,302.79	2.36%	53	3.9756	NAP	Texas	9	26,356,937.34	2.90%	52	3.9380	1.922539
Alabama	2	19,703,124.01	2.17%	52	3.7414	2.492111	Virginia	4	52,458,964.73	5.77%	54	3.7088	3.118428
Arizona	3	32,471,163.01	3.57%	53	3.7810	2.958343	Washington, DC	1	36,000,000.00	3.96%	51	4.0400	2.020000
California	5	132,380,366.58	14.56%	49	3.9116	3.076910	Wyoming	1	932,995.61	0.10%	53	3.6500	2.320000
Colorado	1	2,026,497.50	0.22%	53	4.5500	1.540000	Totals	111	909,213,556.76	100.00%	49	3.8414	2.371001
Delaware	3	31,380,162.84	3.45%	52	4.1439	1.552404
									Property Type³
Florida	3	44,115,000.00	4.85%	52	3.9830	2.488068
Georgia	6	30,468,603.41	3.35%	53	3.9084	2.239805		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Hawaii	1	23,500,000.00	2.58%	51	3.8200	2.420000		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	4	13,280,771.86	1.46%	52	4.0003	2.159478	Defeased	4	21,491,302.79	2.36%	53	3.9756	NAP
Kansas	1	7,639,229.56	0.84%	53	3.9000	1.120000	Industrial	9	35,944,346.98	3.95%	53	3.8971	2.212296
Kentucky	2	1,816,729.56	0.20%	53	4.3160	1.840000	Lodging	8	101,678,961.33	11.18%	53	3.9664	2.140499
Louisiana	11	18,466,669.69	2.03%	52	3.9163	1.788422	Mixed Use	2	54,500,000.00	5.99%	52	4.0739	1.755229
Massachusetts	1	26,734,428.30	2.94%	53	3.7500	1.840000	Mobile Home Park	2	4,266,366.87	0.47%	54	4.3400	1.970505
Michigan	4	32,685,425.30	3.59%	54	3.7412	1.923128	Multi-Family	7	172,422,293.54	18.96%	50	3.8381	1.768062
Mississippi	8	10,768,201.95	1.18%	51	3.8090	1.820000	Office	15	199,988,810.56	22.00%	42	4.0169	2.062741
Montana	1	12,536,358.09	1.38%	54	3.9000	2.760000	Other	2	46,500,000.00	5.11%	53	3.3238	2.442796
New Jersey	2	73,850,000.00	8.12%	24	3.9509	2.012065	Retail	25	187,957,977.95	20.67%	49	3.8037	2.432386
New York	3	64,519,111.78	7.10%	53	3.4176	3.241561	Self Storage	37	84,463,496.68	9.29%	52	3.4181	5.127910
North Carolina	5	2,725,890.00	0.30%	52	3.9457	1.825394	Totals	111	909,213,556.76	100.00%	49	3.8414	2.371001
Ohio	9	64,957,628.35	7.14%	43	4.0893	1.907885
Oregon	1	6,894,354.91	0.76%	53	3.3450	5.490000
Pennsylvania	8	79,405,762.13	8.73%	52	3.7528	1.545626
South Carolina	5	5,024,874.26	0.55%	51	3.8090	1.820000
Tennessee	3	34,623,003.14	3.81%	54	3.3943	2.828848

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	21,491,302.79	2.36%	53	3.9756	NAP	Defeased	4	21,491,302.79	2.36%	53	3.9756	NAP
	3.249% or less	3	74,000,000.00	8.14%	53	2.9685	6.520000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.250% to 3.749%	15	271,804,257.60	29.89%	53	3.4974	2.426499	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.750% to 3.999%	10	184,776,951.82	20.32%	52	3.8278	2.177272	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.249%	12	188,689,742.41	20.75%	52	4.1010	1.691927	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.499%	9	114,583,743.09	12.60%	50	4.3602	1.463541	49 months or greater	54	887,722,253.97	97.64%	49	3.8382	2.390957
	4.500% to 4.749%	3	37,942,559.05	4.17%	(4)	4.7017	1.674283	Totals	58	909,213,556.76	100.00%	49	3.8414	2.371001
	4.750% or greater	2	15,925,000.00	1.75%	8	4.8879	1.740000
	Totals	58	909,213,556.76	100.00%	49	3.8414	2.371001
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	21,491,302.79	2.36%	53	3.9756	NAP	Defeased	4	21,491,302.79	2.36%	53	3.9756	NAP
	59 months or less	54	887,722,253.97	97.64%	49	3.8382	2.390957	Interest Only	26	561,480,072.70	61.75%	47	3.7821	2.602147
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	28	326,242,181.27	35.88%	53	3.9347	2.027489
	Totals	58	909,213,556.76	100.00%	49	3.8414	2.371001	301 months to 357 months	0	0.00	0.00%	0	0.0000	0.000000
								358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	58	909,213,556.76	100.00%	49	3.8414	2.371001
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	21,491,302.79	2.36%	53	3.9756	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	53	853,872,253.97	93.91%	51	3.8032	2.419935
	13 months to 24 months	1	33,850,000.00	3.72%	(11)	4.7200	1.660000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	909,213,556.76	100.00%	49	3.8414	2.371001
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
53	10199490	1	MH	Gladstone	MI	Actual/360	4.150%	7,759.49	3,838.94	0.00	N/A	11/01/29	--	2,243,708.31	2,239,869.37	05/01/25
4-A3	10200605	1	MF	San Francisco	CA	Actual/360	4.436%	92,416.36	0.00	0.00	N/A	02/10/29	--	25,000,000.00	25,000,000.00	05/10/25
4-A5	10200607	1				Actual/360	4.436%	55,449.82	0.00	0.00	N/A	02/10/29	--	15,000,000.00	15,000,000.00	05/10/25
30	10202178	1	RT	Mableton	GA	Actual/360	4.020%	40,043.68	19,777.45	0.00	N/A	10/01/29	--	11,953,336.40	11,933,558.95	05/01/25
8-A-2	10202497	1	MF	Los Angeles	CA	Actual/360	4.150%	121,041.67	0.00	0.00	N/A	05/06/29	--	35,000,000.00	35,000,000.00	05/06/25
15-A-1-E	10203060	1	OF	Sunnyvale	CA	Actual/360	3.764%	78,413.75	0.00	0.00	07/06/29	06/06/34	--	25,000,000.00	25,000,000.00	05/06/25
35	10203146	1	MF	Phoenix	AZ	Actual/360	3.250%	27,760.42	0.00	0.00	N/A	10/01/29	--	10,250,000.00	10,250,000.00	05/01/25
13	10203159	1	RT	Grand Rapids	MI	Actual/360	3.650%	79,258.04	51,117.93	0.00	N/A	11/01/29	--	26,057,439.40	26,006,321.47	05/01/25
55	10203258	1	MH	Bayfield	CO	Actual/360	4.550%	7,697.90	3,718.50	0.00	N/A	10/01/29	--	2,030,216.00	2,026,497.50	05/01/25
12	10203267	1	OF	Sterling	VA	Actual/360	3.700%	90,680.83	0.00	0.00	N/A	11/01/29	--	29,410,000.00	29,410,000.00	05/01/25
6-A-1-B	10203616	1	SS	Various	Various	Actual/360	3.809%	81,537.85	44,409.00	0.00	N/A	08/01/29	--	25,687,953.68	25,643,544.68	05/01/25
6-A-1-C	10203617	1				Actual/360	3.809%	30,199.20	16,447.78	0.00	N/A	08/01/29	--	9,514,056.98	9,497,609.20	05/01/25
24	10203792	1	RT	Huber Heights	OH	Actual/360	3.562%	46,434.84	45,814.10	0.00	N/A	11/01/29	--	15,643,405.71	15,597,591.61	05/01/25
31	10203962	1	SS	McLean	VA	Actual/360	3.100%	31,000.00	0.00	0.00	N/A	11/01/29	--	12,000,000.00	12,000,000.00	05/01/25
43	10204060	1	SS	Chandler	AZ	Actual/360	3.350%	17,930.59	14,021.14	0.00	N/A	10/01/29	--	6,422,897.31	6,408,876.17	05/01/25
1-A2A4A8	10204839	1	Various Various		Various	Actual/360	3.650%	137,544.39	0.00	0.00	N/A	10/01/29	--	45,220,072.70	45,220,072.70	05/01/25
10	10205041	1	MF	Nashville	TN	Actual/360	3.300%	86,377.50	0.00	0.00	N/A	11/01/29	--	31,410,000.00	31,410,000.00	05/01/25
11-A2	10205948	1	LO	Brewster	MA	Actual/360	3.750%	83,717.64	55,217.04	0.00	N/A	10/01/29	--	26,789,645.34	26,734,428.30	05/01/25
2-A-1B	10206956	1	MF	Philadelphia	PA	Actual/360	3.498%	72,878.37	0.00	0.00	N/A	09/08/29	--	25,000,000.00	25,000,000.00	05/08/25
2-A-1D	10206958	1				Actual/360	3.498%	29,151.35	0.00	0.00	N/A	09/08/29	--	10,000,000.00	10,000,000.00	05/08/25
2-A-1E	10206959	1				Actual/360	3.498%	14,575.67	0.00	0.00	N/A	09/08/29	--	5,000,000.00	5,000,000.00	05/08/25
2-A-1F	10206960	1				Actual/360	3.498%	14,575.67	0.00	0.00	N/A	09/08/29	--	5,000,000.00	5,000,000.00	05/08/25
3-A2	10208269	1	RT	Brooklyn	NY	Actual/360	3.015%	105,525.00	0.00	0.00	N/A	10/06/29	--	42,000,000.00	42,000,000.00	05/06/25
5-A2-A3	10208270	1	98	Secaucus	NJ	Actual/360	3.300%	110,000.00	0.00	0.00	N/A	10/06/29	--	40,000,000.00	40,000,000.00	05/06/25
7-A6-A7	10208271	1	MU	Washington	DC	Actual/360	4.040%	121,200.00	0.00	0.00	N/A	08/06/29	--	36,000,000.00	36,000,000.00	05/06/25
9	10208272	1	OF	Newark	NJ	Actual/360	4.720%	133,143.33	0.00	0.00	N/A	06/05/24	--	33,850,000.00	33,850,000.00	04/05/25
14	10208273	1	OF	King of Prussia	PA	Actual/360	3.973%	89,901.53	40,246.19	0.00	N/A	11/06/29	--	27,153,745.64	27,113,499.45	05/06/25
17	10208275	1	OF	Wailuku	HI	Actual/360	3.820%	74,808.33	0.00	0.00	N/A	08/06/29	--	23,500,000.00	23,500,000.00	05/06/25
18	10208276	1	IN	Vandalia	OH	Actual/360	4.040%	76,780.66	33,555.91	0.00	10/01/29	09/01/30	--	22,806,135.61	22,772,579.70	05/01/25
19	10208277	1	RT	Miami Beach	FL	Actual/360	4.300%	75,608.33	0.00	0.00	N/A	09/05/29	--	21,100,000.00	21,100,000.00	05/05/25
20	10208278	1	LO	Newark	DE	Actual/360	4.200%	65,915.44	34,333.08	0.00	N/A	09/05/29	--	18,832,982.95	18,798,649.87	05/05/25
21	10208279	1	SS	Los Angeles	CA	Actual/360	2.792%	46,533.33	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	05/06/25
23	10208281	1	MU	New York	NY	Actual/360	4.140%	63,825.00	0.00	0.00	N/A	10/01/29	--	18,500,000.00	18,500,000.00	05/01/25
25	10208282	1	RT	Orlando	FL	Actual/360	3.780%	52,022.25	0.00	0.00	N/A	09/06/29	--	16,515,000.00	16,515,000.00	05/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	10208283	1	OF	Scottsdale	AZ	Actual/360	4.300%	56,749.93	24,903.86	0.00	N/A	11/06/29	--	15,837,190.70	15,812,286.84	05/06/25
27-A2	10208284	1	RT	Various	Various	Actual/360	4.316%	51,432.33	0.00	0.00	N/A	10/06/29	--	14,300,000.00	14,300,000.00	05/06/25
28	10208285	1	LO	Whitefish	MT	Actual/360	3.900%	40,825.09	25,208.46	0.00	N/A	11/06/29	--	12,561,566.55	12,536,358.09	05/06/25
29	10208286	1	RT	Various	DE	Actual/360	4.060%	42,644.44	22,755.35	0.00	N/A	10/06/29	--	12,604,268.32	12,581,512.97	05/06/25
32	10208287	1	LO	Hoover	AL	Actual/360	3.820%	33,804.02	21,780.48	0.00	N/A	09/06/29	--	10,619,063.02	10,597,282.54	05/06/25
33	10208288	1	LO	Ashburn	VA	Actual/360	4.400%	37,350.74	18,984.86	0.00	N/A	11/06/29	--	10,186,565.94	10,167,581.08	05/06/25
34	10208289	1	RT	Highland Heights	OH	Actual/360	4.900%	45,325.00	0.00	0.00	N/A	10/06/24	--	11,100,000.00	11,100,000.00	03/06/25
36	10208290	1	LO	Lithia Springs	GA	Actual/360	3.600%	27,378.79	19,222.36	0.00	N/A	10/06/29	--	9,126,263.10	9,107,040.74	05/06/25
37	10208291	1	MF	Alexandria	LA	Actual/360	4.060%	29,480.33	17,165.11	0.00	N/A	10/06/29	--	8,713,397.10	8,696,231.99	05/06/25
38	10208292	1	OF	Westerville	OH	Actual/360	4.120%	28,998.38	16,410.30	0.00	N/A	11/05/29	--	8,446,129.15	8,429,718.85	05/05/25
39	10208293	1	LO	Terre Haute	IN	Actual/360	4.110%	27,660.88	15,879.20	0.00	N/A	09/06/29	--	8,076,169.87	8,060,290.67	05/06/25
40	10208294	1	RT	Lenexa	KS	Actual/360	3.900%	24,871.98	13,686.90	0.00	N/A	10/06/29	--	7,652,916.46	7,639,229.56	05/06/25
41	10208295	1	SS	North Plains	OR	Actual/360	3.345%	19,260.09	15,094.02	0.00	N/A	10/06/29	--	6,909,448.93	6,894,354.91	05/06/25
42	10208296	1	MF	Dallas	TX	Actual/360	3.720%	22,564.41	12,646.16	0.00	N/A	10/06/29	--	7,278,841.13	7,266,194.97	05/06/25
44	10208297	1	98	Orlando	FL	Actual/360	3.470%	18,795.83	0.00	0.00	N/A	10/06/29	--	6,500,000.00	6,500,000.00	05/06/25
45	10208298	1	SS	Wilbraham	MA	Actual/360	4.340%	22,156.87	9,665.40	0.00	N/A	09/06/29	--	6,126,323.40	6,116,658.00	05/06/25
46	10208299	1	LO	Calhoun	GA	Actual/360	4.240%	20,098.26	10,857.08	0.00	N/A	11/06/29	--	5,688,187.12	5,677,330.04	05/06/25
47	10208300	1	MF	Goldsboro	NC	Actual/360	3.683%	17,838.77	10,754.02	0.00	N/A	10/06/29	--	5,812,252.94	5,801,498.92	05/06/25
48	10208301	1	RT	Spring	TX	Actual/360	4.370%	20,436.25	8,255.70	0.00	10/01/29	09/01/34	--	5,611,784.32	5,603,528.62	05/01/25
49-A6	10208302	1	OF	Malvern	PA	Actual/360	4.860%	19,541.25	0.00	0.00	N/A	11/07/28	--	4,825,000.00	4,825,000.00	05/07/25
50	10208303	1	SS	Schenectady	NY	Actual/360	4.300%	14,424.61	6,359.99	0.00	N/A	11/06/29	--	4,025,471.77	4,019,111.78	05/06/25
51	10208304	1	RT	Edinburg	TX	Actual/360	4.250%	12,703.88	5,743.87	0.00	N/A	10/06/29	--	3,586,978.64	3,581,234.77	05/06/25
52	10208305	1	RT	Pittsburgh	PA	Actual/360	4.550%	8,763.24	4,233.10	0.00	N/A	10/06/29	--	2,311,184.00	2,306,950.90	05/06/25
54	10208306	1	MF	Oak Park	MI	Actual/360	4.550%	7,848.27	3,812.76	0.00	N/A	09/06/29	--	2,069,874.31	2,066,061.55	05/06/25
Totals								2,912,661.87	645,916.04	0.00				909,859,472.80	909,213,556.76
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A2A4A8	1	16,559,901.61	16,361,834.96	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1B	1	12,274,351.89	12,770,296.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1D	1	0.00	12,770,296.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1E	1	0.00	12,770,296.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1F	1	0.00	12,770,296.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3-A2	1	11,428,384.39	11,864,507.95	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A3	1	13,806,111.93	13,416,166.72	01/01/24	12/31/24	03/11/24	0.00	0.00	0.00	0.00	0.00	0.00
4-A5	1	13,806,111.93	13,416,166.72	01/01/24	12/31/24	03/11/24	0.00	0.00	0.00	0.00	0.00	0.00
5-A2-A3	1	7,599,467.00	7,741,230.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1-B	1	17,252,517.92	14,415,519.81	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1-C	1	17,252,517.92	14,415,519.81	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A6-A7	1	7,089,407.00	5,147,781.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8-A-2	1	20,533,274.58	21,066,167.65	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	2,317,480.80	2,733,652.43	01/01/23	12/31/23	04/11/25	0.00	0.00	133,072.81	133,072.81	0.00	0.00
10	1	3,162,407.97	3,127,959.45	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A2	1	9,558,537.43	8,619,960.93	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,368,402.52	3,437,874.04	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,746,256.82	3,045,292.07	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,462,617.17	2,935,457.27	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A-1-E	1	42,246,957.72	43,482,597.83	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	2,416,918.51	2,328,914.22	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,270,905.35	2,276,554.92	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,381,940.00	1,603,502.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,976,960.73	1,868,588.85	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	6,880,480.72	7,002,065.86	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,258,919.28	1,295,568.65	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	2,170,647.20	2,299,694.42	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,896,861.50	2,120,534.97	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1	1,020,811.85	1,252,677.59	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27-A2	1	2,904,557.63	2,659,820.64	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	2,523,424.44	2,435,586.44	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,591,417.89	1,517,546.69	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,388,488.62	1,397,092.31	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,802,824.90	1,883,631.74	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,060,358.83	1,966,098.92	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	1,668,784.71	1,818,875.95	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	937,135.00	971,343.90	01/01/24	12/31/24	--	0.00	0.00	44,749.28	91,196.91	0.00	0.00
35	1	2,078,110.21	2,075,079.87	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	2,066,163.01	2,174,546.01	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,034,285.00	981,627.85	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,299,515.95	1,023,528.75	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	1,161,291.58	1,246,890.46	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	506,700.56	590,141.70	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	2,113,061.85	2,299,728.72	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1	1,066,776.35	1,035,366.36	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	725,974.72	791,774.32	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	961,032.18	486,080.11	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	1	613,098.24	620,830.57	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49-A6	1	12,033,968.00	9,091,122.37	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	621,004.93	565,088.90	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	361,585.60	366,179.77	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1	285,829.99	333,936.80	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent	Most Recent	Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	1	242,069.10	297,492.91	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	227,148.85	212,269.88	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		266,013,759.88	297,198,659.06				0.00	0.00	177,822.09	224,269.72	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841416%	3.822795%	49
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841466%	3.822843%	50
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841511%	3.822886%	51
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841570%	3.824119%	52
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841615%	3.824161%	53
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841659%	3.823103%	54
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841708%	3.824249%	55
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841746%	3.824285%	56
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841782%	3.824317%	57
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.841813%	3.824346%	58
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	24,000,000.00	3.841845%	3.824375%	59
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	40,000,000.00	0	0.00	1	17,973,258.93	3.864562%	3.847191%	59
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	10208272	04/05/25	0	5	133,072.81	133,072.81	15,469.48	33,850,000.00	09/17/24	13
34	10208289	03/06/25	1	5	44,749.28	91,196.91	0.00	11,100,000.00	01/21/25	13
Totals					177,822.09	224,269.72	15,469.48	44,950,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		44,950,000	0	44,950,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		79,825,000	79,825,000	0		0
49 - 60 Months		731,062,448	731,062,448	0		0
> 60 Months		53,376,108	53,376,108	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	909,213,557	898,113,557	11,100,000	0	0	0
Apr-25	909,859,473	864,909,473	33,850,000	11,100,000	0	0
Mar-25	910,465,248	899,365,248	0	0	11,100,000	0
Feb-25	911,183,338	900,083,338	0	0	11,100,000	0
Jan-25	911,784,667	866,834,667	0	0	44,950,000	0
Dec-24	912,383,979	867,433,979	0	0	44,950,000	0
Nov-24	913,019,595	868,069,595	0	0	44,950,000	0
Oct-24	913,578,310	868,628,310	0	0	44,950,000	0
Sep-24	914,137,790	914,137,790	0	0	0	0
Aug-24	914,662,542	914,662,542	0	0	0	0
Jul-24	915,185,540	915,185,540	0	0	0	0
Jun-24	939,739,817	939,739,817	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	10208272	33,850,000.00	33,850,000.00	49,700,000.00	10/29/24	2,684,656.43	1.66000	12/31/23	06/05/24	I/O
34	10208289	11,100,000.00	11,100,000.00	10,900,000.00	03/19/25	959,287.90	1.74000	12/31/24	10/06/24	I/O
Totals		44,950,000.00	44,950,000.00	60,600,000.00		3,643,944.33

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	10208272	OF	NJ	09/17/24	13

"          4/22/2025   The Loan transferred to Special Servicing effective 9/16/2024 due to maturity default. Loan matured on June 5, 2024, and Borrower was unable to provide a commitment letter beyond 9/15/2024. Loan is secured by a 209,671 SF office build ing located in Newark, NJ. As of 9/30/2024, the property was 94.68% occupied. A Forbearance Agreement has been executed.
"

34	10208289	RT	OH	01/21/25	13

"         5/6/2025    Loan transferred to Special Servicing effective 1/21/2025 due to a Balloon Payment/Maturity Default. Property is a 80,371 sf box retail store that is 100% leased to Kohl's. Current LXD is 1/28/2028. Borrower was initially responsive to Sp ecial Servicer; however, conversations have since been limited. Special Servicer is reviewing and determining the best path forward.
1/21/2025 The loan transferred to special servicing, due to maturity and payment default.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
4-A3	10200605	1	25,000,000.00	4.43598%	25,000,000.00 4.43598%		8	02/27/24	02/27/24	02/27/24
4-A5	10200607	1	15,000,000.00	4.43598%	15,000,000.00 4.43598%		8	02/27/24	02/27/24	02/27/24
48	10208301	1	5,750,000.00	4.37000%	5,750,000.00 4.37000%		10	05/15/20	05/01/20	05/01/20
Totals			45,750,000.00		45,750,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	7,052.08	0.00	0.00	0.00	0.00	0.00	28.65	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	427.33	0.00	0.00	0.00
Total	0.00	0.00	10,552.08	0.00	0.00	0.00	0.00	0.00	455.98	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,008.06

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Supplemental Notes
None

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